Revenues	12 Months Ended
Dec. 31, 2023
Revenues.
Revenues
14.	Revenues

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Online marketing services and others	79,809,490	102,931,095	153,540,553	21,625,735
Transaction services	14,140,449	27,626,494	94,098,652	13,253,518
	93,949,939	130,557,589	247,639,205	34,879,253

Contract liabilities were mainly related to considerations received in advance for online platform services, for which control of the services occur at a later point in time. Balances of contract liabilities were RMB2,026,895 and RMB5,931,850 (US$835,484) as of December 31, 2022 and 2023, respectively.

During the year ended December 31, 2023, revenues of RMB1,811,993 (US$255,214) were recognized from the carrying value of contract liabilities as of December 31, 2022. During the year ended December 31, 2022, revenues of RMB1,356,566 were recognized from the carrying value of contract liabilities as of December 31, 2021.